Note 39 - Financial Instruments - Schedule of Foreign Currency (Details) ฿ in Thousands, ج.م. in Thousands, £ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EGP (ج.م.)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 THB (฿)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EGP (ج.م.)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 THB (฿)
NTD to USD [member]
Statement Line Items [Line Items]
Foreign currency amount, asset			$ 63,157					$ 516,275
Exchange rate	0.032	0.032	0.032	0.032	0.032	0.03	0.03	0.03	0.03	0.03
Book value, assets	$ 2,013,774					$ 15,732,406
Book value, assets	2,013,774					15,732,406
Foreign currency amount, liability			$ 1,314,982					$ 496,173
Liabilities	$ 41,928,480					$ 15,119,853
EGP to USD [member]
Statement Line Items [Line Items]
Foreign currency amount, asset | ج.م.		ج.م. 2,820,455					ج.م. 2,594,496
Exchange rate	0.021	0.021	0.021	0.021	0.021	0.02	0.02	0.02	0.02	0.02
Book value, assets	$ 58,947,510					$ 50,852,122
Book value, assets	58,947,510					50,852,122
Foreign currency amount, liability | ج.م.		ج.م. 80,041					ج.م. 89,942
Liabilities	$ 1,672,856					$ 1,762,866
GBP to USD [member]
Statement Line Items [Line Items]
Foreign currency amount, asset | £				£ 19,513					£ 21,733
Exchange rate	1.34	1.34	1.34	1.34	1.34	1.26	1.26	1.26	1.26	1.26
Book value, assets	$ 26,147,529					$ 27,383,676
Book value, assets	26,147,529					27,383,676
Foreign currency amount, liability | £				£ 77,262					£ 60,172
Liabilities	$ 103,531,080					$ 75,816,160
THB to USD [member]
Statement Line Items [Line Items]
Foreign currency amount, asset | ฿					฿ 11,505					฿ 0
Exchange rate	0.032	0.032	0.032	0.032	0.032	0	0	0	0	0
Book value, assets	$ 366,839					$ 0
Book value, assets	$ 366,839					$ 0